CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	IPO	Series A Convertible Preferred Shares	Ordinary Shares	Ordinary Shares IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Balance at Dec. 31, 2018			$ 211,377
Balance, Shares at Dec. 31, 2018			91,600,398
Balance at Dec. 31, 2018	$ (386,706)			$ 21		$ 39,542		$ (426,269)
Balance, Shares at Dec. 31, 2018				68,487,948
Issuance of ordinary shares	8,913	$ 76,508		$ 5	$ 26	8,908	$ 76,482
Issuance of ordinary shares, Shares				16,304,347	85,058,784
Conversion of convertible preferred shares into ordinary shares	211,376			$ 27		211,349
Conversion of convertible preferred shares into ordinary shares, Shares			91,600,398
Conversion of convertible preferred shares into ordinary shares			$ 211,377
Conversion of convertible preferred share into ordinary shares, Shares				91,600,398
Conversion of convertible notes	175,210			$ 52		175,158
Conversion of convertible notes, Shares				175,210,373
Exercise of share options	50					50
Exercise of share options, Shares				58,960
Share-based compensation expense	3,244					3,244
Reclassification of warrant liability to equity	400					400
Net loss	(71,728)							(71,728)
Balance at Dec. 31, 2019	17,267			$ 131		515,133		(497,997)
Balance, Shares at Dec. 31, 2019				436,720,810
Issuance of ordinary shares	23,262			$ 58		23,204
Issuance of ordinary shares, Shares				191,671,812
Ordinary share issued under the 2020 share incentive plan	2			$ 2
Ordinary share issued under the 2020 share incentive plan, Shares				4,495,716
Issuance of commitment shares	368					368
Issuance of commitment shares , Shares				2,203,812
Issuance of equity classified warrants	1,962					1,962
Share-based compensation expense	4,224					4,224
Net loss	(57,457)							(57,457)
Balance, Shares at Dec. 31, 2020			0
Balance at Dec. 31, 2020	(10,372)			$ 191		544,891		(555,454)
Balance, Shares at Dec. 31, 2020				635,092,150
Issuance of ordinary shares	8,258			$ 21		8,237
Issuance of ordinary shares, Shares				69,162,552
Ordinary share issued under the 2020 share incentive plan				$ 2		(2)
Ordinary share issued under the 2020 share incentive plan, Shares				7,876,356
Issuance of equity classified warrants	5,167					5,167
Share-based compensation expense	4,179					4,179
Net loss	(52,527)							(52,527)
Balance, Shares at Dec. 31, 2021			0
Balance at Dec. 31, 2021	$ (45,295)			$ 214		$ 562,472		$ (607,981)
Balance, Shares at Dec. 31, 2021				712,131,058